PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2023	2022
Cost:
Machinery and equipment	37,147	39,303
Equipment advanced payments	751	-
Leasehold improvements	9,251	9,117
Motor vehicles	72	74
Office furniture and equipment	790	777

	48,011	49,271
Accumulated depreciation:
Machinery and equipment	(29,367)	(32,131)
Leasehold improvements	(8,624)	(8,806)
Motor vehicles	(57)	(56)
Office furniture and equipment	(609)	(604)

	(38,657)	(41,597)

Depreciated cost	9,354	7,674

Depreciation expense for the years ended December 31, 2023, 2022 and 2021 were $1,317, $1,541 and $1,781, respectively.